UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/02

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:		4300 Marsh Landing Boulevard
		Suite 201
		Jacksonville Beach, FL  32250
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  		Operations Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez			Jacksonville Beach, FL    25 April 2002
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		91

Form 13F Information Table Value Total:	              $ 125,042(thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AES Corporation                COM              00130H105      538 59734.000SH       Sole                59734.000
AOL-Time Warner, Inc.          COM              02364J104      860 36348.000SH       Sole                36348.000
Agilent Technologies Inc.      COM              00846U101     1183 33846.000SH       Sole                33846.000
Albertson's Incorporated       COM              013104104     1327 40030.000SH       Sole                40030.000
Allstate Corp                  COM              020002101     2022 53542.000SH       Sole                53542.000
American Electric Power        COM              025537101     1131 24540.000SH       Sole                24540.000
American International Group,  COM              026874107     2868 39752.500SH       Sole                39752.500
American Natl Ins Co Com       COM              028591105      902 9550.000 SH       Sole                 9550.000
Amsouth Bancorporation Com     COM              032165102      566 25750.000SH       Sole                25750.000
Banc One Corp.                 COM              06423A103     1090 26100.000SH       Sole                26100.000
Bank of America                COM              060505104     1809 26592.000SH       Sole                26592.000
Bellsouth                      COM              079860102      327 8864.999 SH       Sole                 8864.999
Biotech Holders Trust          COM              09067D201      294 2450.000 SH       Sole                 2450.000
Boeing                         COM              097023105     1842 38169.000SH       Sole                38169.000
Bristol Myers Squibb           COM              110122108     2365 58403.000SH       Sole                58403.000
British Petroleum Corporation  COM              055622104      599 11279.000SH       Sole                11279.000
Cascade Natural Gas            COM              147339105      378 17825.000SH       Sole                17825.000
Charles Schwab & Company       COM              808513105      791 60446.000SH       Sole                60446.000
Cisco Sys Inc Com              COM              17275R102      631 37293.000SH       Sole                37293.000
Citigroup Inc.                 COM              172967101     2025 40894.254SH       Sole                40894.254
Coca Cola                      COM              191216100      646 12367.145SH       Sole                12367.145
Commercial Bancshares Florida  COM              201607108     5233 208528.000SH      Sole               208528.000
Compass Bank                   COM              20449H109     1312 42515.000SH       Sole                42515.000
Dell Corporation               COM              247025109      811 31050.000SH       Sole                31050.000
Deluxe Corp Com                COM              248019101      663 14325.000SH       Sole                14325.000
EMC Corporation                COM              268648102      589 49375.000SH       Sole                49375.000
Eastman Chemical               COM              277432100      268 5502.000 SH       Sole                 5502.000
Emerson Electric               COM              291011104     1245 21688.000SH       Sole                21688.000
Excelon Corp.                  COM              674416102       18 12000.000SH       Sole                12000.000
Exxon Corp                     COM              302290101     1501 34247.000SH       Sole                34247.000
Florida Rock Industries        COM              341140101     5404 135641.000SH      Sole               135641.000
Flowers Inc. Inc.              COM              343496105      332 13021.001SH       Sole                13021.001
Gammon Lake Res Inc. F         COM                              26 30000.000SH       Sole                30000.000
General Electric               COM              369604103     4478 119562.000SH      Sole               119562.000
Genuine Parts                  COM              372460105     1687 45877.000SH       Sole                45877.000
H J Heinz                      COM              423074103     2712 65351.000SH       Sole                65351.000
Havana Republic Inc.           COM                               0 10000.000SH       Sole                10000.000
Hawaiian Electric Industries   COM                             656 14900.000SH       Sole                14900.000
Hewlett Packard                COM              428236103     2261 126027.546SH      Sole               126027.546
Hilton Hotel Corporation       COM              432848109      230 16052.000SH       Sole                16052.000
Home Depot                     COM              437076102     3304 67969.000SH       Sole                67969.000
Intel Corporation              COM              458140100     3764 123764.000SH      Sole               123764.000
International Business Machine COM              459200101     1608 15459.236SH       Sole                15459.236
J.P Morgan Chase & Co.         COM              46625H100      252 7059.000 SH       Sole                 7059.000
Johnson & Johnson              COM              478160104     5176 79695.000SH       Sole                79695.000
Johnson Controls               COM                             532 6025.000 SH       Sole                 6025.000
Laservision Tech.              COM              501803209       21 11500.000SH       Sole                11500.000
Loch Harris Inc Com New        COM              539578203        1 30000.000SH       Sole                30000.000
Lucent Technologies            COM              549463107      103 21788.541SH       Sole                21788.541
Mcdonalds Corp.                COM              580135101      374 13486.706SH       Sole                13486.706
Mellon Bank Corp               COM              585509102     3785 98088.000SH       Sole                98088.000
Merck & Co. Inc.               COM              589331107     1522 26429.436SH       Sole                26429.436
Merrill Lynch & Co. Inc.       COM              590188108      295 5320.000 SH       Sole                 5320.000
Microsoft Corporation          COM              594918104      459 7603.000 SH       Sole                 7603.000
Motorola, Inc.                 COM              620076109     1010 71149.000SH       Sole                71149.000
Nokia                          COM                             218 10520.000SH       Sole                10520.000
Nordstrom, Inc.                COM              655664100      925 37765.000SH       Sole                37765.000
Northern Trust Bank            COM              665859104      286 4750.000 SH       Sole                 4750.000
Oracle Corporation             COM              68389X105      201 15700.000SH       Sole                15700.000
Park Place Entertainment       COM              700690100      222 21031.000SH       Sole                21031.000
Parkway Holdings Ltd           COM                               5 10000.000SH       Sole                10000.000
Patriot Transportation Holding COM                             582 18200.000SH       Sole                18200.000
Pepsico Inc.                   COM              713448108     2713 52678.679SH       Sole                52678.679
Pfizer                         COM              717081103     4023 101244.000SH      Sole               101244.000
Phillips Petroleum Co.         COM              718507106     3270 52070.000SH       Sole                52070.000
Post Properties Inc.           COM              737464107      998 29700.000SH       Sole                29700.000
Potomac Electric Power Company COM              737679100      474 20300.000SH       Sole                20300.000
Procter & Gamble               COM              742718109      502 5575.000 SH       Sole                 5575.000
Protective Life Corp.          COM                             340 10894.000SH       Sole                10894.000
Regency Centers Corporation    COM              758939102      695 23950.000SH       Sole                23950.000
Royal Dutch Petroleum Co.      COM              780257804     2520 46395.000SH       Sole                46395.000
Safeco Corp.                   COM              786429100     1254 39130.000SH       Sole                39130.000
Safeway Stores Inc.            COM              786514208     1154 25628.000SH       Sole                25628.000
Sony Corporation               COM              835699307      600 11605.000SH       Sole                11605.000
Sprint Corp.                   COM              852061100      203 13265.000SH       Sole                13265.000
Stein Mart, Inc.               COM              858375108      111 11060.000SH       Sole                11060.000
Suntrust Banks Inc.            COM              867914103      854 12805.000SH       Sole                12805.000
Synovus Financial Corp.        COM              87161C105      335 11005.000SH       Sole                11005.000
Teco Energy Inc Com            COM              872375100      309 10800.000SH       Sole                10800.000
Verizon Wireless               COM                            2138 46831.000SH       Sole                46831.000
Vodafone Corp.                 COM              92857T107      396 21500.000SH       Sole                21500.000
Wachovia Corp. New             COM              929771103     4233 114150.166SH      Sole               114150.166
Wal-Mart Stores                COM              931142103     1451 23669.000SH       Sole                23669.000
Walt Disney                    COM              254687106      362 15668.000SH       Sole                15668.000
Wells Fargo & Co.              COM              949746101      203 4100.000 SH       Sole                 4100.000
Worldcom Group                 COM              55268B106      601 89172.000SH       Sole                89172.000
Wyndham Intl Inc. Class A      COM                               9 10000.000SH       Sole                10000.000
Z-Tel Technologies Inc.        COM                           15016 7360800.000SH     None              7360800.000
Citigroup VII 7.125%           PFD                             687    27700 SH       Sole                    27700
JP Morgan Pfd. 7.00% 2/15/32   PFD                             431    17600 SH       Sole                    17600
SunTrust Cap. IV PFD 7.125%    PFD                             899    36610 SH       Sole                    36610
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